Note 27 - Financial Instruments and Risks - Financial Instruments Recognized in the Financial Statements (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Financial asset	R$ 18,753.4	R$ 18,378.6
Financial liability	21,309.0	22,036.6
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	17,957.7	16,055.0
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	3,351.3	5,981.6
Trade payables and put option granted on subsidiary and other liabilities [member]
Statement Line Items [Line Items]
Financial liability	18,204.5	19,266.1
Trade payables and put option granted on subsidiary and other liabilities [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	15,535.0	13,502.0
Trade payables and put option granted on subsidiary and other liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	2,669.5	5,764.1
Financial liabilities, derivatives [member]
Statement Line Items [Line Items]
Financial liability	243.4	16.1
Financial liabilities, derivatives [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability
Financial liabilities, derivatives [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	243.4	16.1
Derivative hedge [member]
Statement Line Items [Line Items]
Financial liability	438.4	201.4
Derivative hedge [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability
Derivative hedge [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	438.4	201.4
Interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Financial liability	2,422.7	2,553.0
Interest-bearing loans and borrowings [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	2,422.7	2,553.0
Interest-bearing loans and borrowings [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability
Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset	3,778.4	3,081.7
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	14,706.7	14,899.8
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	268.3	397.1
Financial asset, cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial asset	11,463.5	10,354.5
Financial asset, cash and cash equivalents [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset	3,778.4	3,081.7
Financial asset, cash and cash equivalents [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	7,685.1	7,272.8
Financial asset, cash and cash equivalents [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset
Trade receivables [member]
Statement Line Items [Line Items]
Financial asset	6,874.3	7,505.0
Trade receivables [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset
Trade receivables [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	6,874.3	7,505.0
Trade receivables [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset
Financial asset, investment securities [member]
Statement Line Items [Line Items]
Financial asset	160.7	133.9
Financial asset, investment securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset
Financial asset, investment securities [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	147.3	122.0
Financial asset, investment securities [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	13.4	11.9
Derivatives [member]
Statement Line Items [Line Items]
Financial asset	34.1	100.1
Derivatives [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset
Derivatives [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset
Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	34.1	100.1
Derivative hedge [member]
Statement Line Items [Line Items]
Financial asset	220.8	285.1
Derivative hedge [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset
Derivative hedge [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset
Derivative hedge [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	R$ 220.8	R$ 285.1